Fair Value Measurements - Assumptions used for the fair value calculations of the warrants (Details)	Jun. 30, 2020	Mar. 31, 2020	Feb. 21, 2020	Dec. 31, 2019
July 2019 Warrants [Member] | Standard deviation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	110.00			110.00
July 2019 Warrants [Member] | Annual risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.24			1.66
July 2019 Warrants [Member] | Required return on equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	18.20			19.90
July 2019 Warrants [Member] | Expected life in years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	4.0			4.5
July 2019 Warrants [Member] | Annual turnover rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.00			0.00
July 2019 Warrants [Member] | Period risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.07			0.08
February 2020 Warrants [Member] | Standard deviation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	110.00	110.00	110.00
February 2020 Warrants [Member] | Annual risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.27	0.77	1.30
February 2020 Warrants [Member] | Required return on equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	18.20	19.90	19.90
February 2020 Warrants [Member] | Expected life in years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	4.7	5.0	5.0
February 2020 Warrants [Member] | Annual turnover rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.00	0.00	0.00
February 2020 Warrants [Member] | Period risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.07	0.08	0.08